Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 12,952	¥ 5,556
Net amounts recognized	¥ 12,952	¥ 5,556